UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 10-D

                          ASSET-BACKED ISSUER
          DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                   THE SECURITIES EXCHANGE ACT OF 1934

                For the monthly distribution period from
                    October 2, 2006 to November 1, 2006


       Commission File Number of issuing entity: 333-110192-12


                         PHHMC Series 2006-1 Trust
        (Exact name of issuing entity as specified in its charter)


        Commission File Number of depositor: 333-131214


                        PHH Mortgage Capital LLC
           (Exact name of depositor as specified in its charter)


                         PHH Mortgage Corporation
            (Exact name of sponsor as specified in its charter)


                                Delaware
      (State or other jurisdiction of incorporation or organization of the issuing entity)


                               52-2338856
                  (I.R.S. Employer Identification No.)


                3000 Leadenhall Road, Mt. Laurel, NJ   			08054
(Address of principal executive offices of the issuing entity)     (Zip Code)

                            (856) 917 - 6000
                 (Telephone number, including area code)

                            Not Applicable
        (Former name, former address, if changed since last report)



               Registered/reporting pursuant to (check one)

Title                                                       Name of exchange
of class   Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))

Class A1       	N/A             [ ]             [X]            ___________

Class A2       	N/A             [ ]             [X]            ___________

Class A3       	N/A             [ ]             [X]            ___________

Class A4       	N/A             [ ]             [X]            ___________

Class A5        N/A             [ ]             [X]            ___________

Class A6       	N/A             [ ]             [X]            ___________

Class A7       	N/A             [ ]             [X]            ___________

Class A8       	N/A             [ ]             [X]            ___________

Class RI        N/A             [ ]             [X]            ___________

Class RII    	N/A             [ ]             [X]            ___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.  Yes[X]   No[ ]




PART I - DISTRIBUTION INFORMATION


Item 1. Distribution and Pool Performance Information.

See Exhibit monthly distribution statement for the period covered herein.


PART II - OTHER INFORMATION



Item 2. Legal Proceedings.
        None.

Item 3. Sales of Securities and Use of Proceeds.
	None.

Item 4. Defaults Upon Senior Securities.
        None.

Item 5. Submission of Matters to a Vote of Security Holders.
        None.

Item 6. Significant Obligors of Pool Assets.
        None.

Item 7. Significant Enhancement Provider Information.
        None.

Item 8. Other Information.
        None.

Item 9. Exhibits.


(a) Monthly Distribution Date Statement for the period covered herein.


SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.



                                                PHHMC Series 2006-1
                                            _____________________________
                                                 (Issuing Entity)


                                            By: PHH Mortgage Corporation
                                                (Master Servicer)

       November 29th, 2006                       /s/ Wallace H. Ryan
Date:  ____________________                 _____________________________
                                                   Wallace H. Ryan
                                               Assistant Vice President